Interest-Bearing Loans and Borrowings - Summary of Changes in the Company's Liabilities Arising from Financing Activities (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022		Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings	$ 181	$ 68	[1]
Payments on borrowings	(26)	(3,520)	[1]
Amortized cost	99,448			$ 101,975
Long-term debt, net of current portion [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	78,880	87,369
Proceeds from borrowings	7	41
Payments on borrowings	0	(3,218)
Capitalization / (payment) of lease liabilities	446	356
Amortized cost	30	31
Unrealized foreign exchange effects	569	(2,259)
Current portion of long-term debt	(1,627)	(302)
(Gain)/Loss on bond redemption and other movements	17	99
Balance ending	78,323	82,117
Short-term debt and current portion of long-term debt [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance beginning	1,029	1,408
Proceeds from borrowings	174	27
Payments on borrowings	(26)	(302)
Capitalization / (payment) of lease liabilities	(323)	(247)
Amortized cost	0	0
Unrealized foreign exchange effects	40	(13)
Current portion of long-term debt	1,627	302
(Gain)/Loss on bond redemption and other movements	4	10
Balance ending	$ 2,524	$ 1,185

[1]	The 2022 presentation was amended to conform to the 2023 presentation.